Provisions for other liabilities and charges - Decommissioning and site restoration provision (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Non-current	$ 119,406	$ 71,598
Current	496	343
Decommissioning and site restoration provisions
Disclosure of other provisions [line items]
At January 1	71,941	53,266
Additions through business combinations (note 27)	69,327	8,347
(Decrease)/increase in provisions	(15,153)	7,212
Payments for tower and tower equipment decommissioning	(177)	(231)
Reversal of decommissioning through profit and loss		(2,671)
Unwinding of discount	5,224	4,644
Effects of movement in exchange rates	(11,260)	1,374
At end of period/year	119,902	71,941
Non-current	119,406	71,598
Current	$ 496	$ 343